COMBINED AND CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME OR LOSS ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
COMBINED AND CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME OR LOSS
Net income	¥ 3,495,709	$ 535,741	¥ 2,501,304
Other comprehensive income, net of tax of nil:
Foreign currency translation adjustment	(99,297)	(15,218)	21,223
Other comprehensive income(loss)	(99,297)	(15,218)	21,223
Total comprehensive income	3,396,412	520,523	2,522,527
Net loss attributable to non-controlling interests	897	137	291
Comprehensive (loss) income attributable to ordinary shareholders	¥ 3,397,309	$ 520,660	¥ 2,522,818